Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities measured at fair value on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	December 31, 2011
	2011	2010
Assets:
Foreign exchange contracts-forwards	$58	$45
Interest rate swaps	—	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	$150	$148
Liabilities:
Foreign exchange contracts-forwards	$31	$19
Deferred compensation plan liabilities	97	98
Total	$128	$117

We utilize the income approach to measure the fair value for our derivative assets and liabilities. The income approach uses pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices, and therefore are classified as Level 2.
Fair value for our deferred compensation plan investments in Company-owned life insurance is reflected at cash surrender value. Fair value for our deferred compensation plan investments in mutual funds is based on quoted market prices for actively traded investments similar to those held by the plan. Fair value for deferred compensation plan liabilities is based on the fair value of investments corresponding to employees’ investment selections, based on quoted prices for similar assets in actively traded markets.
Summary of Other Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities not measured at fair value on a recurring basis were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$902	$902	$1,211	$1,211
Accounts receivable, net	2,600	2,600	2,826	2,826
Short-term debt	1,545	1,629	1,370	1,396
Long-term debt	7,088	7,571	7,237	7,742
Liability to subsidiary trust issuing preferred securities	—	—	650	670

The fair value amounts for Cash and cash equivalents and Accounts receivable, net, approximate carrying amounts due to the short maturities of these instruments. The fair value of Short- and Long-term debt, as well as our Liability to subsidiary trust issuing preferred securities, was estimated based on quoted market prices for publicly traded securities or on the current rates offered to us for debt of similar maturities. The difference between the fair value and the carrying value represents the theoretical net premium or discount we would pay or receive to retire all debt at such date.